CAPITAL WORLD BOND FUND®
CAPITAL WORLD BOND FUND®
Capital World Bond Fund® Prospectus Supplement January 26, 2015 (for prospectus dated December 1, 2014)
1. The table under the heading “Indexes” in the “Investment results” section of the prospectus is amended in its entirety to read as follows:
Average Annual Returns CAPITAL WORLD BOND FUND®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception
Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(2.60%)	3.91%	4.46%
Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Global Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(1.34%)	7.09%	4.76%
Consumer Price Index	Consumer Price Index	1.50%	2.08%	2.37%	2.75%

Class A annualized 30-day yield at September 30, 2014: 1.40% (For current yield information, please call American FundsLine® at (800) 325-3590.) Keep this supplement with your prospectus.